Shareholders' Equity - Additional Information (Detail) - $ / shares		3 Months Ended	6 Months Ended
	Nov. 23, 2020	Dec. 31, 2020	Jun. 30, 2021
Class of Stock [Line Items]
Percentage of the shares issuable on the percentage of the total paid up share capital			20.00%
Preferred stock shares authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Reinvent Technology Partners Z [Member]
Class of Stock [Line Items]
Percentage of the shares issuable on the percentage of the total paid up share capital		20.00%
Preferred stock shares authorized		5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Proposed offering, percentage	20.00%
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares, issued		2,515,251	3,024,644
Common stock, shares, issued including shares of redemption		23,000,000	23,000,000
Common stock, shares, outstanding including shares of redemption		23,000,000	23,000,000
Common stock, shares, outstanding		2,515,251	3,024,644
Temporary equity, shares outstanding		20,484,749	19,975,356
Common stock shares voting rights			one vote
Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares, issued	23,000,000	2,515,251
Common stock, shares, outstanding	23,000,000	2,515,251
Temporary equity, shares outstanding	20,484,749	20,484,749
Common stock shares voting rights		one vote
Issuance of Class B ordinary shares to Sponsor, Shares	23,000,000
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares, issued		5,750,000	5,750,000
Common stock, shares, outstanding		5,750,000	5,750,000
Common stock shares voting rights			one vote
Class B Ordinary Shares | Reinvent Technology Partners Z [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares, issued	5,750,000	5,750,000
Common stock, shares, outstanding	5,750,000	5,750,000
Common stock shares voting rights		one vote
Issuance of Class B ordinary shares to Sponsor, Shares	5,750,000
Shares forfeiture	750,000